Expenses by Nature (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses	[1]	$ 1,755,997	$ 2,232,213	$ 2,319,733
Maintenance, security, cleaning, repairs and other		1,530,174	1,821,510	1,931,707
Taxes, rates and contributions		852,106	983,448	1,034,207
Advertising and other selling expenses		545,916	608,104	753,842
Directors' fees		334,937	390,508	415,103
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 15)		304,514	108,698	180,996
Amortization and depreciation (Notes 9,10,12 and 13)		292,002	194,275	168,684
Fees and payments for services		272,252	226,817	199,522
Leases and expenses		160,493	154,791	108,903
Traveling, transportation and stationery		43,614	68,640	84,109
Bank expenses		27,772	34,117	57,560
Cost of sale of properties (Note 11)		19,005	1,255	42,970
Other expenses		9,431	36,124	12,757
Total expenses by nature		6,148,213	6,860,500	7,310,093
Costs [Member]
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses	[1],[2]	1,287,887	1,669,181	1,971,919
Maintenance, security, cleaning, repairs and other	[2]	1,421,033	1,722,576	1,879,715
Taxes, rates and contributions	[2]	425,564	576,953	594,744
Advertising and other selling expenses	[2]	515,493	555,211	680,157
Directors' fees	[2]
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 15)	[2]
Amortization and depreciation (Notes 9,10,12 and 13)	[2]	189,580	122,588	103,832
Fees and payments for services	[2]	82,821	51,704	27,158
Leases and expenses	[2]	127,472	120,656	92,697
Traveling, transportation and stationery	[2]	23,470	37,173	46,536
Bank expenses	[2]	3,723	7,442	10,403
Cost of sale of properties (Note 11)	[2]	19,005	1,255	42,970
Other expenses	[2]	4,474	20,203	10,899
Total expenses by nature	[2]	4,100,522	4,884,942	5,461,030
General and administrative expenses [Member]
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses	[1]	402,539	491,941	286,885
Maintenance, security, cleaning, repairs and other		106,730	95,617	49,957
Taxes, rates and contributions		22,988	19,398	29,651
Advertising and other selling expenses
Directors' fees		334,937	390,508	415,103
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 15)
Amortization and depreciation (Notes 9,10,12 and 13)		101,235	69,875	64,152
Fees and payments for services		176,739	159,775	152,239
Leases and expenses		30,126	31,522	15,208
Traveling, transportation and stationery		16,640	27,871	34,583
Bank expenses		24,049	26,675	47,157
Cost of sale of properties (Note 11)
Other expenses		4,952	15,877	1,770
Total expenses by nature		1,220,935	1,329,059	1,096,705
Selling expenses [Member]
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses	[1]	65,571	71,091	60,929
Maintenance, security, cleaning, repairs and other		2,411	3,317	2,035
Taxes, rates and contributions		403,554	387,097	409,812
Advertising and other selling expenses		30,423	52,893	73,685
Directors' fees
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 15)		304,514	108,698	180,996
Amortization and depreciation (Notes 9,10,12 and 13)		1,187	1,812	700
Fees and payments for services		12,692	15,338	20,125
Leases and expenses		2,895	2,613	998
Traveling, transportation and stationery		3,504	3,596	2,990
Bank expenses
Cost of sale of properties (Note 11)
Other expenses		5	44	88
Total expenses by nature		$ 826,756	$ 646,499	$ 752,358

[1]	For the fiscal year ended June 30, 2020 includes ARS 1,567,594 of Salaries, Bonuses and Social Security and ARS 186,403 of other concepts. For the fiscal year ended June 30, 2019 includes ARS 1,986,696 Salaries, Bonuses and Social Security and ARS 245,517 of other concepts. For the fiscal year ended June 30, 2018 includes ARS 2,140,033 Salaries, Bonuses and Social Security and ARS 179,700 of other concepts.
[2]	For the fiscal year ended June 30, 2020 includes ARS 3,975,514 of Rental and services costs and ARS 125,008 of Cost of sales and developments. For the fiscal year ended June 30, 2019 includes ARS 4,826,611 of Rental and services costs; ARS 53.855 of Cost of sales and developments and ARS 4,476 of other consumer financing costs. For the fiscal year ended June 30, 2018 includes ARS 5,351,754 of Rental and services costs; ARS 69,362 of Cost of sales and developments and ARS 39,914 of other consumer financing costs.